Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
October 31, 2022
EQU-K6-NPRT3-1222
1.9893873.103
Common Stocks - 94.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	67,898	1,237,781
Verizon Communications, Inc.	37,422	1,398,460
		2,636,241
Entertainment - 1.9%
Activision Blizzard, Inc.	15,930	1,159,704
The Walt Disney Co. (a)	16,823	1,792,322
		2,952,026
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	15,092	1,426,345
Media - 2.1%
Comcast Corp. Class A	59,930	1,902,178
Interpublic Group of Companies, Inc.	17,109	509,677
Shaw Communications, Inc. Class B	31,504	809,135
		3,220,990
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	10,796	449,401
T-Mobile U.S., Inc. (a)	17,635	2,672,761
		3,122,162
TOTAL COMMUNICATION SERVICES		13,357,764
CONSUMER DISCRETIONARY - 3.6%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	10,342	425,573
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	7,874	2,146,925
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	3,330	527,805
Target Corp.	3,496	574,218
		1,102,023
Specialty Retail - 1.1%
Best Buy Co., Inc.	3,536	241,898
Burlington Stores, Inc. (a)	1,900	271,624
Dick's Sporting Goods, Inc.	623	70,872
Lowe's Companies, Inc.	312	60,824
TJX Companies, Inc.	14,508	1,046,027
		1,691,245
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	1,250	93,125
Tapestry, Inc.	2,288	72,484
		165,609
TOTAL CONSUMER DISCRETIONARY		5,531,375
CONSUMER STAPLES - 9.9%
Beverages - 2.9%
Diageo PLC	12,092	497,616
Keurig Dr. Pepper, Inc.	46,925	1,822,567
The Coca-Cola Co.	36,887	2,207,687
		4,527,870
Food & Staples Retailing - 3.4%
Albertsons Companies, Inc.	17,300	354,823
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	5,407	242,102
BJ's Wholesale Club Holdings, Inc. (a)	7,506	580,964
Costco Wholesale Corp.	1,544	774,316
Walmart, Inc.	23,008	3,274,729
		5,226,934
Food Products - 1.3%
Bunge Ltd.	4,623	456,290
Mondelez International, Inc.	19,794	1,216,935
Nestle SA (Reg. S)	2,524	274,760
		1,947,985
Household Products - 1.3%
Procter & Gamble Co.	15,436	2,078,766
Personal Products - 0.2%
Unilever PLC	7,089	322,226
Tobacco - 0.8%
Philip Morris International, Inc.	13,406	1,231,341
TOTAL CONSUMER STAPLES		15,335,122
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Canadian Natural Resources Ltd.	18,215	1,092,486
ConocoPhillips Co.	17,319	2,183,753
Enterprise Products Partners LP	37,211	939,578
Exxon Mobil Corp.	50,362	5,580,611
Hess Corp.	8,365	1,180,134
Imperial Oil Ltd.	20,745	1,128,500
Phillips 66 Co.	12,790	1,333,869
Suncor Energy, Inc.	29,366	1,010,086
Valero Energy Corp.	11,835	1,485,884
		15,934,901
FINANCIALS - 15.8%
Banks - 10.2%
Bank of America Corp.	110,120	3,968,725
Huntington Bancshares, Inc.	72,932	1,107,108
JPMorgan Chase & Co.	37,053	4,664,232
M&T Bank Corp.	9,848	1,658,108
PNC Financial Services Group, Inc.	9,688	1,567,809
Wells Fargo & Co.	61,946	2,848,897
		15,814,879
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,677	1,083,191
Consumer Finance - 1.0%
Capital One Financial Corp.	14,925	1,582,349
Insurance - 3.9%
American Financial Group, Inc.	7,043	1,022,010
Chubb Ltd.	8,645	1,857,724
Hartford Financial Services Group, Inc.	14,637	1,059,865
Marsh & McLennan Companies, Inc.	2,910	469,936
The Travelers Companies, Inc.	8,784	1,620,297
		6,029,832
TOTAL FINANCIALS		24,510,251
HEALTH CARE - 18.2%
Biotechnology - 2.4%
AbbVie, Inc.	10,162	1,487,717
Amgen, Inc.	8,193	2,214,978
		3,702,695
Health Care Providers & Services - 3.2%
Cigna Corp.	7,791	2,516,960
UnitedHealth Group, Inc.	4,516	2,507,057
		5,024,017
Life Sciences Tools & Services - 2.0%
Danaher Corp.	12,310	3,098,058
Pharmaceuticals - 10.6%
AstraZeneca PLC (United Kingdom)	13,264	1,556,294
Bristol-Myers Squibb Co.	38,976	3,019,471
Eli Lilly & Co.	6,857	2,482,851
Johnson & Johnson	19,983	3,476,443
Merck & Co., Inc.	12,936	1,309,123
Roche Holding AG (participation certificate)	6,373	2,114,550
Royalty Pharma PLC	20,608	872,131
Sanofi SA	18,003	1,549,300
		16,380,163
TOTAL HEALTH CARE		28,204,933
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	2,783	715,426
Lockheed Martin Corp.	1,731	842,443
Northrop Grumman Corp.	2,728	1,497,699
The Boeing Co. (a)	9,908	1,411,989
		4,467,557
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	4,736	794,559
Building Products - 0.5%
Johnson Controls International PLC	13,003	752,094
Electrical Equipment - 0.7%
AMETEK, Inc.	8,375	1,085,903
Industrial Conglomerates - 1.5%
General Electric Co.	21,584	1,679,451
Hitachi Ltd.	7,527	342,194
Siemens AG	3,366	367,598
		2,389,243
Machinery - 1.3%
Crane Holdings Co.	5,307	532,504
Fortive Corp.	9,918	633,760
ITT, Inc.	10,181	777,727
		1,943,991
Professional Services - 0.2%
KBR, Inc.	6,448	320,917
Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,797	486,915
TOTAL INDUSTRIALS		12,241,179
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	45,819	2,081,557
IT Services - 1.5%
Accenture PLC Class A	2,629	746,373
Amdocs Ltd.	12,513	1,079,997
Paychex, Inc.	1,249	147,769
Visa, Inc. Class A	1,713	354,865
		2,329,004
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	9,041	1,320,709
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,494	1,076,756
		2,397,465
Software - 2.9%
Microsoft Corp.	7,551	1,752,814
NortonLifeLock, Inc.	18,129	408,446
Open Text Corp.	28,139	815,036
Roper Technologies, Inc.	3,746	1,552,867
		4,529,163
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	2,433	373,076
Samsung Electronics Co. Ltd.	30,897	1,285,824
Seagate Technology Holdings PLC	2,545	126,385
		1,785,285
TOTAL INFORMATION TECHNOLOGY		13,122,474
MATERIALS - 4.2%
Chemicals - 2.0%
Linde PLC	8,882	2,641,063
Nutrien Ltd.	4,777	403,626
		3,044,689
Containers & Packaging - 1.1%
Ball Corp.	13,091	646,564
Crown Holdings, Inc.	15,841	1,086,534
		1,733,098
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	13,299	398,361
Freeport-McMoRan, Inc.	40,725	1,290,575
		1,688,936
TOTAL MATERIALS		6,466,723
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	4,798	994,098
Lamar Advertising Co. Class A	10,067	928,479
Public Storage	3,087	956,198
		2,878,775
UTILITIES - 5.9%
Electric Utilities - 3.3%
Constellation Energy Corp.	5,560	525,642
Exelon Corp.	20,910	806,917
FirstEnergy Corp.	12,992	489,928
NextEra Energy, Inc.	27,918	2,163,645
PG&E Corp. (a)	27,750	414,308
Southern Co.	12,188	798,070
		5,198,510
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	21,059	483,725
Multi-Utilities - 2.3%
Ameren Corp.	8,956	730,093
CenterPoint Energy, Inc.	27,933	799,163
Dominion Energy, Inc.	17,068	1,194,248
WEC Energy Group, Inc.	8,682	792,927
		3,516,431
TOTAL UTILITIES		9,198,666
TOTAL COMMON STOCKS (Cost $130,137,201)		146,782,163

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $7,497,679)	7,496,180	7,497,679

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $137,634,880)	154,279,842
NET OTHER ASSETS (LIABILITIES) - 0.3%	481,555
NET ASSETS - 100.0%	154,761,397

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	92,940	31,609,300	24,204,561	50,697	-	-	7,497,679	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	624,344	624,344	12	-	-	-	0.0%
Total	92,940	32,233,644	24,828,905	50,709	-	-	7,497,679

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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